BOARD OF DIRECTORS	12 Months Ended
Dec. 31, 2020
Disclosure Of Related Party [Abstract]
BOARD OF DIRECTORS	BOARD OF MANAGEMENT
Mr. S de Vries (Chief Executive Officer), Mr. B.M Giannetti have been members of the Board of Management up to December 11, 2020. Mr. R. Wright resigned from the Board of Management on May 20, 2020.
On December 11, 2020 in the Extraordinary General Meeting of Shareholders (EGM) the proposal to switch to a one-tier board was approved. As a result, as of December 11, 2020, The Board of Management, was integrated into the Board of Directors (Mr. S. de Vries) and into Executive Committee (Mr. B.M. Giannetti).
Remuneration
Compensation of the members of the former Board of Management for 2020, 2019 and 2018 was as follows:

Amounts in € ‘000	Year	Base salary	Bonus (i)	Share-based payment (ii)	Post-employment benefits (iii)	Other (iv)	Total
S. de Vries	2020	538	377	1,522	94	32	2,563
	2019	507	310	487	72	32	1,408
	2018	490	428	325	81	32	1,356
B.M. Giannetti	2020	352	176	620	74	24	1,246
	2019	331	170	289	70	8	868
	2018	320	233	201	77	8	839
R. Wright	2020	136	12	94	13	306	561
	2019	317	149	114	23	0	603
	2018	306	148	167	34	0	655
Total	2020	1,026	565	2,236	181	362	4,370
	2019	1,155	629	890	165	40	2,879
	2018	1,116	809	693	192	40	2,850
(i)Bonuses are related to the achievement of the corporate and personal objectives. Refer to the report of the Remuneration Committee for the review of the performance and the extent the goals have been met.
(ii)Share-based payments are long term benefits and for 2020 relate to options of €0.07 million (2019:€0.6 million) and long-term incentive plan of €2.2 million (2019 €0.3 million).
(iii)Post-employment benefits were in line with previous year.
(iv) Includes car allowances and a termination payment of €0.306 million for Mr. R. Wright
Shares
At December 31, 2020 the members of the former Board of Management held the following numbers of shares:

Shares held	As at December 31, 2020
S. de Vries	6,638,869
B.M. Giannetti	1,707,714
Total	8,346,583

All shares held by members of the former Board of Management are unrestricted.
Options
The following table gives an overview of movements in number of option holdings of the individual members of the former Board of Management in 2020, the exercise prices and expiration dates up to December 31, 2020:

Amounts in € ‘000	January 1, 2019	Granted 2019-2020	Exercised 2019-2020	Forfeited/ Expired 2019-2020	December 31, 2020	Exercise Price (€)	Expiration date
S. de Vries	2,400			(2,400)	—	1.130	17 June 2019
		2,800			2,800	0.805	20 Sept 2023

Total	2,400	2,800	—	(2,400)	2,800
B.M. Giannetti	1,440			(1,440)	—	1.130	17 June 2019
		1,600			1,600	0.805	20 Sept 2023

Total	1,440	1,600	—	(1,440)	1,600
R. Wright	1,000		(1,000)		—	—	28 Oct 2020
	4,000		(1,000)		3,000	0.209 - 1.130	25 May 2021
Total	5,000	—	(2,000)	—	3,000
In service:
December 31	8,840	4,400	(2,000)	(3,840)	7,400
Upon termination, the Company agreed with Mr. R. Wright that all granted options of Mr. R. Wright remain exercisable until their expiry.
Long Term Incentive Plan

	Year	Granted	Settled	Forfeited	Not vested	Reserved at December 31, 2020
S. de Vries	2020	—	—	—	—	—
	2019	201,050	—	—	—	201,050
	2018	130,131	—	—	—	130,131
B.M. Giannetti	2020	—	—	—	—	—
	2019	131,331	—	—	—	131,331
	2018	85,005	—	—	—	85,005
R. Wright	2020	—	—	—	—	—
	2019	125,476	—	—	—	125,476
	2018	81,215	—	—	—	81,215
Total	2020	—	—	—	—	—
	2019	457,857	—	—	—	457,857
	2018	296,351	—	—	—	296,351
Upon termination, the Company agreed that Mr. R. Wright will continue to participate in each Long-Term Incentive Plan for which he has already been granted shares, but not in the 2020 plan or beyond regardless of grant date.
Loans or guarantees
During the year 2020, no loans or guarantees have been granted to former members of the Board of Management. No loans or guarantees to members of the former Board of Management were outstanding at December 31, 2020.BOARD OF DIRECTORS
Non-Executive members Board of Directors
Remuneration
Compensation of the Non-Executive members of the Board of Directors and / or of former members of the Supervisory Board of Directors for 2020, 2019, and 2018 was as follows:

Amounts in € ‘000	Year	BOSD / BOD	AC	RC	GC	Share-Based Payment	Total
P. Sekhri	2020	65	—	—	—	52	117
	2019	50	—	—	—	33	83
	2018	50	—	—	—	30	80
Ms D. Jorn *	2020	45	3	6	—	35	89
	2019	20	2	4	—	5	31
	2018	—	—	—	—	—	—
J. Blaak ******	2020	—	—	—	—	—	—
	2019	—	—	—	—	—	—
	2018	18	—	2	—	18	38
J.H.L. Ernst ***	2020	41	3	3	3	37	87
	2019	36	3	3	—	26	68
	2018	36	3	3	—	26	68
J.B. Ward	2020	45	—	3	6	40	94
	2019	36	—	3	—	27	66
	2018	36	—	6	—	26	68
A. de Winter	2020	45	9	—	3	40	97
	2019	36	9	—	—	28	73
	2018	36	9	—	—	26	71
J. Egberts **	2020	—	—	—	—	4	4
	2019	15	—	1	—	—	16
	2018	36	3	—	—	20	59
B. Yanni ****	2020	31	—	—	—	21	52
	2019	—	—	—	—	—	—
	2018	—	—	—	—	—	—
M. Pykett *****	2020	31	—	—	—	21	52
	2019	—	—	—	—	—	—
	2018	—	—	—	—	—	—
Total	2020	303	15	12	12	250	592
	2019	193	14	11	—	119	337
	2018	212	15	11	—	146	384

* Ms D. Jorn was appointed on May 22, 2019
** Mr. J. Egberts retired from the BOSD at May 22, 2019
*** Mr.J.H.L Ernst retired from the BOSD at November 23, 2020
**** Mrs. B. Yanni was appointed on December 11, 2020
*****Mr. M. Pykett was appointed on December 11, 2020
****** Mr Blaak retired from the board on May 23, 2018
Shares, options and warrants
Members of the former Board of Supervisory Directors did not participate in an option plan. In 2020 no LTIP shares were granted. In 2019, a total of 205,000 LTIP shares were granted at the Annual General Meeting held on May 22, 2019.
The following table gives an overview of movements in number of LTIP shares of the Non-Executive members of the Board of Directors and / or of the former Board of Supervisory Directors:

Amounts in € ‘000	Year	Granted	Settled	Forfeited	Not vested	Reserved at December 31, 2020
J.H.L. Ernst	2020	—	—	—	—	—
	2019	40	—	(40)	—	—
	2018	25	—	(25)	—	—
J.Blaak	2020	—	—	—	—	—
	2019	—	—	—	—	—
	2018	—	—	—	—	—
J.B. Ward	2020	—	—	—	—	—
	2019	35	—	—	—	35
	2018	25	—	—	—	25
A. de Winter	2020	—	—	—	—	—
	2019	40	—	—	—	40
	2018	25	—	—	—	25
P. Sekhri	2020	—	—	—	—	—
	2019	50	—	—	—	50
	2018	30	—	—	—	30
D. Jorn	2020	—	—	—	—	—
	2019	40	—	—	—	40
J. Egberts	2020	—	—	—	—	—
	2019	—	—	—	—	—
	2018	20	—	(20)	—	—
B. Yanni	2020	—	—	—	—	—
M. Pykett	2020	—	—	—	—	—
Total	2020	—	—	—	—	—
	2019	205	—	(40)	—	165
	2018	125	—	(45)	—	80
Shares
At December 31, 2020, the Non-Executive members of the Board of Directors held the following numbers of shares:

As at December 31, 2020	Ordinary shares	Certificates of shares
P. Sekhri	110,000	230,000
A. de Winter	213,125	—
J.B. Ward	328,313	—
Ms. D. Jorn	—	—
Ms. B. Yanni	—	—
M. Pykett	—	—
Total	651,438	230,000
All shares held by the Non-Executive members of the Board of Directors are unrestricted.
Loans or guarantees
During the year 2020, the Company has not granted loans or guarantees to any member of the Non- Executive members of the Board of Directors or former members of the Board of Supervisory Directors. No loans or guarantees to Non- Executive members of the Board of Directors or former members of the Board of Supervisory Directors were outstanding at December 31, 2020.
RELATED PARTY TRANSACTIONS
Related parties’ disclosure relates mainly to key management compensation and to transactions with the associated company Bioconnection B.V.
On December 11, 2020, the Company has changed its governance structure from a two-tier model to a one tier board model. The key management compensation is as follows:

Amounts in € ‘000	2020	2019	2018
Salaries and other short-term employee benefits	2,359	2,132	2,250
Post-employment benefits	181	165	193
Share-based compensation	2,486	1,009	839
Total	5,026	3,306	3,282

All direct transactions with members of the Board of Directors and the former Board of Management and the former Board of Supervisory Directors have been disclosed in notes 23 and 24 of these financial statements. At December 31, 2020, the Company had a payable balance of a total amount of €nil (2019: €nil) to members of the Board of Management and Board of Supervisory Directors.
Related party transactions with Bioconnection B.V. are in the ordinary course of that company’s fill & finish business and amounted to €2.6 million (2019: €2.2 million since the effective date of the investment of April 9, 2019). At December 31, 2020, the Company owed a balance of €0.1 million (2019: €0.1 million) to Bioconnection for fill & finish services supplied. In addition, accrued expenses at the balance sheet date included €nil (2019: €0.3 million) in respect of batches of finished vials produced in 2020.